Leases (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure Text Block [Abstract]
Rent payment agreement, description	During November 2020, following the increase of the Company’s employees, the Company signed an additional lease agreement, for a leasing of another office complex through June 30, 2023.	During June 2020, the Company entered into an additional office lease agreement, expanded the space leased in 2019, through June 30, 2023.	This agreement is through December 31, 2021 with an option by the Company to extend the period for an additional 24 months.
Rent expenses	$ 12	$ 15	$ 13
Vehicles lease, description	the Company engaged with car lease company, for leasing of 6 vehicles. This agreement is effective through June 30, 2023
Vehicle lease expense	$6.5